OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

	As of December 31,
	2020	2021	2022
Rental deposits (1)	1,375	1,302	1,288
Prepayment for property, plant and equipment	1,069	511	21
Others	135	60	45
	2,579	1,873	1,354

(1)	Rental deposits represent office and kindergartens rental deposits for the Group’s operations, which will not be refunded within one year.